LONG-TERM DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT

Our outstanding debt and related information at March 31, 2015 and December 31, 2014 are as follows (in thousands):

	March 31, 2015	December 31, 2014
Revolving credit facility due 2019	$65,000	$30,000
Term loans (including OID of $2.1 million) due 2021	444,592	445,629
Total long-term debt (including current portion)	509,592	475,629
Current portion of long-term debt	$(4,500)	$(4,500)
Total long-term debt	$505,092	$471,129
Outstanding letters of credit	$20,830	$30,130
Remaining unused borrowings	$114,170	$139,870

	Three Months Ended March 31,
	2015	2014
Weighted average interest rate	5.1%	4.6%
Average outstanding borrowings	$512,093	$192,403
Maximum borrowings	$522,750	$267,300

Previous Credit Facility

In November 2012, we entered into a five-year $350.0 million revolving credit facility (as amended, the “Previous Credit Facility”). Borrowings under the Previous Credit Facility were set to mature in November 2017. We utilized the Previous Credit Facility for working capital requirements and capital expenditures, the purchase of assets, the payment of distributions and other general purposes. During 2013 and the first quarter of 2014, we entered into a total of four amendments to the Previous Credit Facility. In connection with these amendments, our availability was reduced from $350.0 million to the sum of $250.0 million plus any amounts placed on deposit in a collateral account of our General Partner and letters of credit outstanding. This availability was increased to $350.0 million in connection with the fourth amendment in March 2014. In connection with the closing of the TexStar Rich Gas System Transaction, we refinanced our Previous Credit Facility and entered into the Senior Credit Facilities (as defined below).

Senior Credit Facilities

On August 4, 2014, in connection with the consummation of the Contribution and TexStar Rich Gas System Transaction, we entered into (a) a Third Amended and Restated Revolving Credit Agreement with Wells Fargo Bank, N.A., as Administrative Agent, UBS Securities LLC and Barclays Bank PLC, as Co-Syndication Agents, JPMorgan Chase Bank, N.A., as Documentation Agent, and a syndicate of lenders (the “Third A&R Revolving Credit Agreement”) and (b) a Term Loan Credit Agreement with Wells Fargo Bank, N.A., as Administrative Agent, UBS Securities LLC and Barclays Bank PLC, as Co-Syndication Agents, and a syndicate of lenders (the “Term Loan Agreement” and, together with the Third A&R Revolving Credit Agreement, the “Senior Credit Facilities”). The initial borrowings and extensions of credit under the Term Loan Agreement were used to finance the TexStar Rich Gas System Transaction (including the immediate repayment of the $100 million of debt assumed in the transaction), the repayment of certain of our existing debt and the payment of fees and expenses in connection with the new debt arrangements and ongoing working capital and other general partnership purposes. No amounts were initially drawn on the Third A&R Revolving Credit Agreement. Substantially all of our assets are pledged as collateral under the Senior Credit Facilities, with the security interest of the facilities ranking pari passu.

Third A&R Revolving Credit Agreement

The Third A&R Revolving Credit Agreement is a five-year $200 million revolving credit facility (the “Credit Facility”). Borrowings under our Credit Facility bear interest at the LIBOR plus an applicable margin or a base rate as defined in the respective credit agreement. Pursuant to the Third A&R Revolving Credit Agreement, among other things:

(a)	the letters of credit sublimit increased to $75 million;

(b)
we have the right to increase the total commitments under the Credit Facility by obtaining additional commitments from other lenders, as long as our senior secured leverage ratio is less than or equal to 4.50 to 1.00 before and after giving effect to such increase, subject to certain other conditions;

(c)	the definition of “Change of Control” is amended to permit the combination transaction with TexStar and to reflect the Sponsors’ control of the General Partner;

(d)
our maximum consolidated total leverage ratio (i) was set at 5.75 to 1.00 as of the last day of the fiscal quarter ending each of September 30, 2014 and December 31, 2014, (ii) is set at 5.50 to 1.00 as of the last day of the fiscal quarter ending March 31, 2015, (iii) 5.25 to 1.00 as of the last day of the fiscal quarter ending June 30, 2015 and (iv) 5.00 to 1.00 as of the last day of each fiscal quarter thereafter;

(e)
we had the right, exercisable on or before the date that our annual audited financial statements were due for the 2014 fiscal year, to comply with the consolidated total leverage ratio, consolidated senior secured leverage ratio and the consolidated interest coverage ratio covenants (the “Financial Covenants”) by applying certain specified quarterly base periods and annualization methods pertaining to the TexStar Rich Gas System;

(f)
if we fail to comply with the Financial Covenants (a “Financial Covenant Default”), we have the right (which cannot be exercised more than two times in any 12-month period or more than four times during the term of the facility) to cure such Financial Covenant Default by having the Sponsors purchase equity interests in or make capital contributions to us resulting in, among other things, proceeds that, if added to consolidated EBITDA, as defined in the Third A&R Revolving Credit Agreement, would result in us satisfying the Financial Covenants;

(g)	certain definitions are amended to take into account the TexStar Rich Gas System; and

(h)	the negative covenants are amended to permit the entry into, and indebtedness under, the Term Loan Agreement.

On May 7, 2015, we entered into a first amendment to our Third A&R Revolving Credit Agreement that provides for more favorable financial covenants through the third quarter of 2016 and an equity cure that is available through then end of 2016. See Note 15.

Term Loan Agreement

The Term Loan Agreement is a seven-year $450 million senior secured term loan facility. On August 4, 2014, the lenders funded the full amount of the facility. Borrowings under our Term Loan Agreement bear interest at LIBOR plus 4.25% or a base rate as defined in the respective credit agreement with a LIBOR floor of 1.00%. Under the Term Loan Agreement, among other things:

(a)
subject to certain requirements, including the absence of a default and pro forma compliance under the Third A&R Revolving Credit Agreement and pro forma compliance with a senior secured leverage ratio less than or equal to 4.50 to 1.00 before and after giving effect to such increase, we may from time to time request incremental term loan commitments subject to certain other conditions;

(b)	we may seek commitments from third party lenders in connection with any incremental term loan commitment requests, subject to certain consent rights given to the administrative agent;

(c)	the guarantors and the collateral are the same as provided for the benefits of the lenders in the Third A&R Revolving Credit Agreement;

(d)	subject to certain conditions, we may request that the lenders extend the seven-year maturity of all or a portion of the outstanding loans under the facility;

(e)
the facility will amortize in equal quarterly installments in an aggregate annual amount equal to 1% of the original principal amount of the initial loan ($1.125 million), with the remainder due on the maturity date;

(f)
there are customary mandatory prepayment provisions and, subject to certain conditions, permissive prepayment provisions; provided, that if certain repricing transactions occur, we must pay a call premium equal to 1% of the principal amount of the loans subject to the repricing transactions; and

(g)
there are customary representations and warranties, affirmative covenants, negative covenants and provisions governing an event of default (including acceleration of payment in connection with material indebtedness, including the Third A&R Revolving Credit Agreement).

LONG-TERM DEBT
Our outstanding debt and related information at December 31, 2014 and December 31, 2013 are as follows (in thousands):

	As of December 31,
	2014	2013
Credit facility due 2019	$30,000	$267,300
Term loans (including OID of $2.1 million) due 2021	445,629	—
Total long-term debt (including current portion)	$475,629	$267,300
Current portion of long-term debt	$(4,500)	$—
Total long-term debt	$471,129	$267,300
Outstanding letters of credit	$30,130	$31,260
Remaining unused borrowings	$139,870	$69

	Year Ended December 31,
	2014	2013
Weighted average interest rate	4.6%	4.4%
Average outstanding borrowings	$308,670	$243,920
Maximum borrowings	$491,875	$267,300

	Total	2015	2016	2017	2018	2019	Thereafter
Maturity
Long-term debt	$475,629	$4,500	$4,500	$4,500	$4,500	$34,500	$423,129

Previous Credit Facility
In November 2012, we entered into a five-year $350.0 million revolving credit facility (as amended, the “Previous Credit Facility”). Borrowings under the Previous Credit Facility were set to mature in November 2017. We utilized the Previous Credit Facility for working capital requirements and capital expenditures, the purchase of assets, the payment of distributions and other general purposes. During 2013 and the first quarter of 2014, we entered into a total of four amendments to the Previous Credit Facility, primarily as a result of some operational challenges including the start up of our Bonnie View fractionator and the January 2013 fire at our Gregory facility. These impacted our operating results adversely and resulted in the need for the various amendments to our Previous Credit Facility. In connection with these amendments, our availability was reduced from $350.0 million to the sum of $250.0 million, plus any amounts placed on deposit in a collateral account of our General Partner and letters of credit outstanding. This availability was increased to $350.0 million in connection with the fourth amendment in March 2014. In connection with the closing of the TexStar Rich Gas System Transaction, we refinanced our Previous Credit Facility and entered into the Senior Credit Facilities (as defined below).
Senior Credit Facilities

On August 4, 2014, in connection with the consummation of the Contribution, we entered into (a) a Third Amended and Restated Revolving Credit Agreement with Wells Fargo Bank, N.A., as Administrative Agent, UBS Securities LLC and Barclays Bank PLC, as Co-Syndication Agents, JPMorgan Chase Bank, N.A., as Documentation Agent, and a syndicate of lenders (the “Third A&R Revolving Credit Agreement”) and (b) a Term Loan Credit Agreement with Wells Fargo Bank, N.A., as Administrative Agent, UBS Securities LLC and Barclays Bank PLC, as Co-Syndication Agents, and a syndicate of lenders (the “Term Loan Agreement” and, together with the Third A&R Revolving Credit Agreement, the “Senior Credit Facilities”). The initial borrowings and extensions of credit under the Term Loan Agreement were used to finance the TexStar Rich Gas System Transaction (including the immediate repayment of the $100 million of debt assumed in the transaction), the repayment of certain of our existing debt and the payment of fees and expenses in connection with the new debt arrangements and ongoing working capital and other general partnership purposes. No amounts were initially drawn on the Third A&R Revolving Credit Agreement. Substantially all of our assets are pledged as collateral under the Senior Credit Facilities, with the security interest of the facilities ranking pari passu. See Note 2.

Third A&R Revolving Credit Agreement

The Third A&R Revolving Credit Agreement is a five-year $200 million revolving credit facility (the “Credit Facility”). Borrowings under our Credit Facility bear interest at the London Interbank Offered Rate (“LIBOR”) plus an applicable margin or a base rate as defined in the respective credit agreement. Pursuant to the Third A&R Revolving Credit Agreement, among other things:

(a)	the letters of credit sublimit increased to $75.0 million;

(b)
we have the right to increase the total commitments under the Credit Facility by obtaining additional commitments from other lenders, as long as our senior secured leverage ratio is less than or equal to 4.50 to 1.00 before and after giving effect to such increase, subject to certain other conditions;

(c)	the definition of “Change of Control” was amended to permit the combination transaction with TexStar and to reflect the Sponsors’ control of the General Partner;

(d)
our maximum consolidated total leverage ratio is set at (i) 5.75 to 1.00 as of the last day of the fiscal quarter ending December 31, 2014, (ii) 5.50 to 1.00 as of the last day of the fiscal quarter ending March 31, 2015, (iii) 5.25 to 1.00 as of the last day of the fiscal quarter ending June 30, 2015 and (iv) 5.00 to 1.00 as of the last day of each fiscal quarter thereafter, in each case, without any step-ups in connection with acquisitions;

(e)
we have the right, exercisable on or before the date that our annual audited financial statements are due for the 2014 fiscal year, to comply with the consolidated total leverage ratio, consolidated senior secured leverage ratio and the consolidated interest coverage ratio covenants (the “Financial Covenants”) by applying certain specified quarterly base periods pertaining to the TexStar Rich Gas System;

(f)
if we fail to comply with the Financial Covenants (a “Financial Covenant Default”), we have the right (which cannot be exercised more than two times in any twelve month period or more than four times during the term of the facility) to cure such Financial Covenant Default by having our Sponsors purchase equity interests in or make capital contributions to us resulting in, among other things, proceeds that, if added to consolidated EBITDA, as defined in the Third A&R Revolving Credit Agreement, would result in us satisfying the Financial Covenants;

(g)	certain definitions are amended to take into account the TexStar Rich Gas System; and

(h)	the negative covenants are amended to permit the entry into, and indebtedness under, the Term Loan Agreement.

Term Loan Agreement

The Term Loan Agreement is a seven-year $450 million senior secured term loan facility (the "Term Loan"). On August 4, 2014, the lenders funded the full amount of the facility. Borrowings under our Term Loan Agreement bear interest at LIBOR plus 4.25% or a base rate as defined in the respective credit agreement with a LIBOR floor of 1.00%. Under the Term Loan Agreement, among other things:

(a)
subject to certain requirements, including the absence of a default and pro forma compliance under the Third A&R Revolving Credit Agreement and pro forma compliance with a senior secured leverage ratio less than or equal to 4.50 to 1.00 before and after giving effect to such increase, we may from time to time request incremental term loan commitments subject to certain other conditions;

(b)	we may seek commitments from third party lenders in connection with any incremental term loan commitment requests, subject to certain consent rights given to the administrative agent;

(c)	the guarantors and the collateral are the same as provided for the benefits of lenders in the Third A&R Revolving Credit Agreement;

(d)	subject to certain conditions, we may request that the lenders extend the seven-year maturity of all or a portion of the outstanding loans under the facility;

(e)
the facility will amortize in equal quarterly installments of $1.125 million in an aggregate annual amount equal to 1% of the original principal amount of the initial loan, with the remainder due on the maturity date;

(f)
there are customary mandatory prepayment provisions and, subject to certain conditions, permissive prepayment provisions; provided, that if certain repricing transactions occur, we must pay a call premium equal to 1% of the principal amount of the loans subject to the repricing transactions; and

(g)
there are customary representations and warranties, affirmative covenants, negative covenants and provisions governing an event of default (including acceleration of payment in connection with material indebtedness, including the Third A&R Revolving Credit Agreement).

See Note 2 for further detail.